NATURE AND DESCRIPTION OF THE PARTNERSHIP (Details)						1 Months Ended	12 Months Ended
		Jul. 31, 2019	Oct. 26, 2017	Jun. 20, 2016 USD ($) credit_facility subsidiary shares	Jun. 19, 2016 USD ($)	Jun. 30, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($) credit_facility	Sep. 30, 2017 credit_facility
Disclosure of detailed information about borrowings [line items]
Number of shares issued per 50 predecessor shares				0.02000000
Issue of equity	[1]						$ 815,000,000	$ 621,000,000
Number of units issuable per redemption Unit (in units) | shares				1
Preferred shares issued to predecessor, number of subsidiaries | subsidiary				3
Cash dividend as a percentage of redemption value							5.00%
Management fee, percent							1.25%
Management fee, quarterly percent							0.3125%
Incentive distribution, unit price percentage increase							20.00%
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Number of credit facilities | credit_facility				2					1	2
Term of borrowings				3 years
Credit facility, maximum borrowing capacity							$ 500,000,000		$ 500,000,000
Holding LP
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary					52.00%
Brookfield Asset Management Inc
Disclosure of detailed information about borrowings [line items]
Subsidiary proceeds from predecessor					$ 250,000,000
Limited Partners
Disclosure of detailed information about borrowings [line items]
Proportion of units received by shareholders				45.00%	55.00%
Issue of equity	[1]						$ 565,000,000	$ 421,000,000
Brookfield Asset Management Inc.
Disclosure of detailed information about borrowings [line items]
Proportion of units received by shareholders					100.00%
Proportion of ownership interest in subsidiary		62.70%	68.00%	79.00%		63.10%	63.00%
Brookfield Asset Management Inc. | Issued on spin-off
Disclosure of detailed information about borrowings [line items]
Issue of equity				$ 250,000,000
Brookfield Asset Management Inc. | Preferred shares | Issued on spin-off
Disclosure of detailed information about borrowings [line items]
Issue of equity				$ 15,000,000

[1]	See Note 20 for additional information on distributions as it relates to the Special Limited Partners and for additional information on the unit issuance.